PROPERTY AND EQUIPMENT (Details Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Depreciation and amortization	$ 62,410	$ 13,106	$ 183,907	$ 38,209	$ 52,006	$ 49,089
Maximum [Member]
Property, Plant and Equipment, Useful Life			15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years